Convertible Loans (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Loans [Abstract]
Schedule of loan agreements with third parties
	Annual Interest Rate	Convertible shares	Maturity (Months)	As of December 31, 2021	As of December 31, 2022
				USD	USD
Convertible loans:
Fumei Shi (1)	15.00%	73,719	December, 2022	1,569,218	1,449,863
Guoqiang Chen (2)	12.00%	22,116	September, 2023	941,531	869,918
SUNNY CONCORD INTERNATIONAL LTD (3)	15.00%	36,860	December, 2022	774,699	782,049
Senbiao Hu (4)	15.00%	18,430	November, 2022	392,305	362,466
Jun Xu (5)	15.00%	14,744	May, 2023	313,844	289,973
Jinzhi Li (6)	14.40%	73,719	August, 2022	1,569,218	-
Chunhui Li (7)	15.00%	7,372	November, 2022	156,922	-
Total		246,960		5,717,737	3,754,269
(1)	The loan was extended in January, 2023. Pursuant to the extension agreement, the loan would be settled in cash without the conversion option (Note 17). The principal and interest of the loan were repaid in April, 2023.

(2)	The loan was originally matured before September, 2022 and extended in September 2022. In April 2023, the loan was extended to May 31, 2023 with annual interest rate of 12% (Note 17).

(3)	The loan was extended in January, 2023. Pursuant to the extension agreement, the loan would be settled in cash without the conversion option. In April, 2023, the maturity date of the loan was changed to May 31, 2023 with annual interest rate of 15% (Note 17).

(4)	The loan was extended in February, 2023. Pursuant to the extension agreement, the loan would be settled in cash without the conversion option. The principal and interest of the loan were repaid in March, 2023 (Note 17).

(5)	The loan was originally matured before May 2022 and extended in In August, 2022. In April, 2023, the loan was further extended to May 31, 2023.

(6)	The principal and interest of the loan were repaid in 2022.

(7)	The principal and interest of the loan were repaid in 2022.